Presentation of Financial Statements and Summary of Significant Accounting Policies- Summary of he Range Of Estimated Impacts On the Adoption Of the Ifrs 16 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Prepaid expenses	R$ 132,122	R$ 111,355
Non-current assets
Prepaid expenses	70,507	69,216
Right-of-use assets	2,150,286	1,980,912
Intangible assets	1,782,655	1,762,593
Total assets	36,250,162	31,195,472	R$ 30,499,395
Current liabilities
Leases payable	260,189	206,396
Non-current liabilities
Leases payable	R$ 1,573,099	1,382,277
IFRS 16 [member] | Increase (decrease) due to changes in accounting policy [member]
Current assets
Prepaid expenses		(39,066)
Non-current assets
Prepaid expenses		(288,630)
Right-of-use assets		1,731,427
Intangible assets		(39,928)
Total assets		1,363,803
Current liabilities
Leases payable		13,827
Non-current liabilities
Leases payable		1,349,976
Total liabilities		R$ 1,363,803